Provisions for employees' benefits (Tables)	12 Months Ended
Dec. 31, 2022
Provisions for employees' benefits
Schedule of provision balances for employee benefits

	2022	2021
Post–employment benefits
Healthcare	8,140,648	6,636,809
Pension	2,073,562	2,159,530
Education	405,769	443,761
Bonds	399,114	320,833
Other plans (1)	115,136	91,476
Termination benefits – Voluntary retirement plan	772,133	746,585
	11,906,362	10,398,994
Social benefits and salaries	970,598	856,198
Other employee benefits	88,279	123,853
	12,965,239	11,379,045
Current	2,753,697	2,296,253
Non–current	10,211,542	9,082,792
	12,965,239	11,379,045
(1)	Includes benefits to employees for five years and layoffs.

Schedule of net defined benefit liability (asset)

	Pension and bonds		Other		Total
	2022	2021	2022	2021	2022	2021
Liabilities for employee benefits
Opening balance	14,520,592	16,320,383	7,946,927	8,510,594	22,467,519	24,830,977
Effect of business combination	—	545,319	—	301,780	—	847,099
Current service cost	51,756	10,948	95,724	121,404	147,480	132,352
Past service cost (2)	—	3,545	114,162	125,783	114,162	129,328
Interest expense	953,146	867,644	530,482	485,494	1,483,628	1,353,138
Transferred benefits	—	—	—	(577)	—	(577)
Actuarial (gains) losses	(1,805,907)	(2,285,738)	1,361,808	(1,091,228)	(444,099)	(3,376,966)
Benefits paid	(981,486)	(931,051)	(608,184)	(506,323)	(1,589,670)	(1,437,374)
Foreign currency translation	102,047	(10,458)	24,105	—	126,152	(10,458)
Closing balance	12,840,148	14,520,592	9,465,024	7,946,927	22,305,172	22,467,519

Plan assets
Opening balance	12,040,229	13,157,729	28,296	15,236	12,068,525	13,172,965
Effect of business combination	—	—	—	11,004	—	11,004
Return on assets	802,711	691,584	1,819	367	804,530	691,951
Contributions to funds	—	—	125,788	504,511	125,788	504,511
Benefits paid	(961,931)	(924,924)	(125,129)	(502,340)	(1,087,060)	(1,427,264)
Actuarial (losses) gains	(1,513,537)	(884,160)	564	(482)	(1,512,973)	(884,642)
Closing balance	10,367,472	12,040,229	31,338	28,296	10,398,810	12,068,525
Net post–employment benefits liability	2,472,676	2,480,363	9,433,686	7,918,631	11,906,362	10,398,994

Schedule of movement of defined benefits plans recognized in results and other comprehensive income

	2022	2021	2020
Recognized in profit or loss
Interest expense	679,098	661,187	622,163
Current service cost	147,480	132,352	118,035
Past service cost	114,162	129,328	631,761
Remeasurements	—	(211)	—
	940,740	922,656	1,371,959
Recognized in other comprehensive income
Pension and pension bonds (1)	156,755	1,401,578	226,597
Healthcare (1)	(1,429,423)	991,050	(33,324)
Other	18,154	64,039	(55,814)
	(1,254,514)	2,456,667	137,459
Deferred tax	586,260	(679,510)	(41,238)
	(668,254)	1,777,157	96,221

Schedule of fair value of plan assets

	2022	2021
Other local currency	4,810,813	5,422,709
Bonds of private entities	1,674,431	2,393,322
Bonds issued by the national government	1,552,690	2,758,728
Other foreign currency	1,762,899	113,012
Variable yield	291,847	1,026,862
Other public bonds	201,508	302,254
Bonds of foreign entities	104,622	51,638
	10,398,810	12,068,525

Schedule of fair value hierarchy of plan assets

	2022	2021

AAA	4,138,043	7,183,658
Nación	3,319,858	2,871,610
AA+	312,303	455,875
BB+	267,961	78,216
AA	161,244	74,350
F1+	87,111	112,284
F1	83,684	—
BBB-	47,919	39,865
BRC1+	43,000	37,884
BBB+	30,331	40,928
A+	23,514	—
BAA2	20,880	—
BAA1	20,814	18,855
AA-	8,714	9,558
A	2,352	5,834
Other ratings	330,997	47,348
Rating not available	1,500,085	1,092,260
	10,398,810	12,068,525

Schedule of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks

2022	Pension	Bonds	Health	Education	Others (1)
Discount rate	6.2% - 14.7%	9.00%	8.7% - 14-7%	6.3% - 14.8%	7.4% - 14.5%
Salary growth rate	4.5% - 5.5%	N/A	4.5% - 5.5%	N/A	4.5% - 4.7%
Expected inflation rate	3.0% - 4.5%	3.00%	3.00%	3.00%	3.0% - 4.5%
Pension growth rate	3.00%	N/A	4.0% - 5.5%	4.00%	4.00%
Cost trend
Short–term rate	N/A	N/A	6.33%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

2021	Pension	Bonds	Health	Education	Others (1)
Discount rate	5.18% - 8.7%	5.00% - 6.25%	7.00% - 8.8%	6.30% - 8.9%	5.56% - 7.10%
Salary growth rate	4.50%	N/A	N/A	4.50%	4.5% - 4.7%
Expected inflation rate	3.0% - 4.0%	3.00%	3.00%	3.00%	3.00% - 4.00%
Pension growth rate	3.0% - 3.5%	N/A	N/A	N/A	3.50%
Cost trend
Short–term rate	N/A	N/A	6.67%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	4.70%

N/A: Not applicable for this benefit.

(1)	Weighted average discount rate.

Schedule of maturity profile of defined benefit obligation

Period	Pension and bonds	Other benefits	Total
2023	1,158,416	614,528	1,772,944
2024	1,187,807	645,419	1,833,226
2025	1,212,665	684,044	1,896,709
2026	1,225,740	718,026	1,943,766
2027	1,245,109	756,240	2,001,349
2028 y ss	6,380,585	4,323,885	10,704,470

Schedule of sensitivity analysis for actuarial assumptions

The following sensitivity analysis shows the effect of such possible changes on the obligation for defined benefits, while keeping the other assumptions constant, as of December 31, 2022:

	Pension	Bonds	Health	Education	Other
Discount rate
–50 basis points	12,000,383	1,076,007	8,472,198	396,973	900,711
+50 basis points	10,969,190	1,027,361	7,538,544	372,713	872,696
Inflation rate
–50 basis points	10,974,674	1,023,440	N/A	N/A	782,593
+50 basis points	12,057,329	1,079,923	N/A	N/A	803,403
Salary growth rate
–50 basis points	N/A	N/A	N/A	N/A	90,552
+50 basis points	N/A	N/A	N/A	N/A	96,723
Cost trend
–50 basis points	N/A	N/A	7,535,085	372,035	N/A
+50 basis points	N/A	N/A	8,478,117	397,599	N/A